Note 2 - Summary of Significant Accounting Policies - Schedule of Fair Value of Assets and Liabilities Measured On Recurring Basis (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Forward liability (Note 15)
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Forward liability (Note 15)	278
Fair Value, Recurring [Member] | Reported Value Measurement [Member]
Forward liability (Note 15)	278
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member]
Forward liability (Note 15)